UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

	America First Defensive Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value
	COMMON STOCK - 95.79%
	AGRICULTURE - 17.71%
221,718	Alliance One International, Inc. * (a)	$ 862,483
28,695	Archer-Daniels-Midland Co. (a)	967,882
11,191	Bunge Ltd. (a)	826,232
15,941	Universal Corp. (a)	893,334
		3,549,931
	BEVERAGES - 11.84%
97,794	Cott Corp. (a)	989,675
8,235	Green Mountain Coffee Roasters, Inc. * (a)	467,419
18,714	Molson Coors Brewing Co. (a)	915,676
		2,372,770
	BIOTECHNOLOGY - 4.74%
7,527	Bio-Rad Laboratories, Inc. * (a)	948,402

	FOOD - 18.80%
30,911	Fresh Del Monte Produce, Inc. (a)	833,979
27,897	Hillshire Brands Co. (a)	980,580
31,296	Mondelez International, Inc. (a)	957,970
40,125	Tyson Foods, Inc. (a)	995,902
		3,768,431
	HEALTHCARE-PRODUCTS - 34.07%
73,483	AngioDynamics, Inc. * (a)	839,911
28,414	CONMED Corp. (a)	967,781
132,771	CryoLife, Inc. (a)	797,954
51,988	Invacare Corp. (a)	678,443
244,231	Medical Action Industries, Inc. * (a)	1,465,386
70,634	Natus Medical, Inc. * (a)	949,321
83,674	Palomar Medical Technologies, Inc. * (a)	1,128,762
		6,827,558
	PHARMACEUTICALS - 8.63%
22,876	Forest Laboratories, Inc. * (a)	870,203
21,652	Teva Pharmaceutical Industries Ltd. - ADR (a)	859,151
		1,729,354

	TOTAL COMMON STOCK ( Cost - $17,019,025)	$ 19,196,446

	SHORT TERM INVESTMENT - 11.70%
	MONEY MARKET FUND - 11.70%
2,345,686	Dreyfus Cash Management - Institutional Shares, 0.05% **	2,345,686
	TOTAL SHORT TERM INVESTMENT ( Cost - $2,345,686)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG ( Cost - $19,364,712) (b) - 107.49%	$ 21,542,132
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT ( Proceeds - $3,425,575) - (17.94) %	(3,595,879)
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 10.45%	2,094,430
	NET ASSETS - 100%	$ 20,040,683

	America First Defensive Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2013
Shares		Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (17.94) %
	BEVERAGES - (2.33) %
(8,235)	Green Mountain Coffee Roasters, Inc.	$ (467,419)

	BIOTECHNOLOGY - (1.42) %
(15,662)	Ariad Pharmaceuticals, Inc.	(283,326)

	ELECTRICAL COMPONENTS & EQUIPMENT - (1.73) %
(11,786)	Universal Display Corp.	(346,391)

	INTERNET - (2.00) %
(65,621)	Groupon, Inc.	(401,600)

	OIL & GAS - (1.65) %
(20,301)	McMoRan Exploration Co.	(331,921)

	PHARMACEUTICALS - (1.33) %
(24,304)	Vivus, Inc.	(267,344)

	REITS - (1.63) %
(7,192)	Realty Income Corp.	(326,157)

	RETAIL - (1.79) %
(1,100)	Chipotle Mexican Grill, Inc.	(358,457)

	SEMICONDUCTORS - (1.68) %
(132,042)	Advanced Micro Devices, Inc.	(336,707)

	TELECOMMUNICATIONS - (2.38) %
(196,863)	Alcatel-Lucent - ADR	(261,828)
(49,591)	NII Holdings, Inc.	(214,729)
		(476,557)

	TOTAL COMMON STOCK (Proceeds $3,425,575)	$ (3,595,879)

ADR - American Depositary Receipts.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2013 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including short sales,  is $16,037,175 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,572,872
	Unrealized depreciation:	(663,794)
	Net unrealized appreciation:	$ 1,909,078

	America First Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value

	COMMON STOCK - 42.45%
	DIVERSIFIED FINANCIAL SERVICES - 4.57%
53,573	AllianceBernstein Holding LP	$ 1,173,249

	ELECTRIC - 4.10%
26,595	UIL Holdings Corp.	1,052,896

	ENTERTAINMENT - 4.37%
15,475	Six Flags Entertainment Corp.	1,121,628

	GAS - 3.81%
16,884	National Grid PLC	979,441

	INVESTMENT COMPANIES - 11.66%
95,500	BlackRock Kelso Capital Corp.	955,000
90,444	KKR Financial Holdings LLC	1,001,215
37,117	Triangle Capital Corp.	1,038,905
		2,995,120
	REITS - 13.94%
107,112	Newcastle Investment Corp.	1,196,441
54,940	Redwood Trust, Inc.	1,273,509
52,285	STAG Industrial, Inc.	1,112,102
		3,582,052

	TOTAL COMMON STOCK ( Cost - $9,819,562)	10,904,386

	PREFERRED STOCK - 17.39%
	BANKS - 9.21%
18,335	Ally Financial, Inc., 8.50%	491,011
15,940	Bank of America Corp., 8.20%	406,151
17,801	Deutsche Bank Contingent Capital Trust III, 7.60%	492,198
18,066	GMAC Capital Trust I, 8.125%	491,395
17,800	Santander Finance Preferred SAU, 10.50%	485,226
		2,365,981
	DIVERSIFIED FINANCIAL SERVICES - 0.58%
2,976	Merrill Lynch Capital Trust I, 6.45%	75,263
2,951	Morgan Stanley Capital Trust VII, 6.60%	74,453
		149,716
	INSURANCE - 7.31%
14,545	Aegon N.V., 8.00%	417,441
22,898	Hartford Financial Services Group, Inc., 7.25%	543,828
16,660	Hartford Financial Services Group, Inc., 7.875%	501,466
16,272	ING Groep N.V., 7.05%	414,448
		1,877,183
	REITS - 0.29%
2,934	Hatteras Financial Corp., 7.625%	74,025

	TOTAL PREFERRED STOCK ( Cost - $4,306,580)	4,466,905

	EXCHANGE TRADED FUNDS - 0.09%
577	iShares S&P US Preferred Stock Index Fund	23,380
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $23,323)
	America First Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2013

Principal	CORPORATE BONDS - 34.19%	Value
	AUTO MANUFACTURERS - 3.37%
$ 775,000	Chrysler Group LLC, 8.25%, 6/15/2021	$ 865,094

	AUTO PARTS & EQUIPMENT - 2.59%
775,000	Exide Technologies, 8.625%, 2/1/2018	665,531

	BUILDING MATERIALS - 3.30%
775,000	Ply Gem Industries, Inc., 8.25%, 2/15/2018	846,688

	ELETRIC - 3.56%
775,000	GenOn Energy, Inc., 9.50%, 10/15/2018	913,531

	INSURANCE - 2.76%
775,000	Genworth Financial, Inc., 6.15%, 11/15/2066	709,125

	OIL & GAS - 6.05%
775,000	EXCO Resources, Inc., 7.50%, 9/15/2018	733,344
775,000	Penn Virginia Corp., 10.375%, 6/15/2016	821,500
		1,554,844
	SOFTWARE - 3.27%
775,000	First Data Corp., 12.625%, 1/15/2021	839,906

	STORAGE/WAREHOUSING - 3.14%
775,000	Niska Gas Shortage US LLC, 8.875%, 3/15/2018	807,938

	TELECOMMUNICATIONS - 6.15%
775,000	Avaya, Inc., 10.125%, 11/1/2015	775,000
775,000	Cincinnati Bell, Inc., 8.375%, 10/15/2020	806,000
		1,581,000

	TOTAL CORPORATE BONDS ( Cost - $8,730,468)	8,783,657

Shares	SHORT TERM INVESTMENT - 4.53%
	MONEY MARKET FUND - 4.53%
1,165,311	Dreyfus Cash Management - Institutional Shares, 0.05% *	1,165,311
	TOTAL SHORT TERM INVESTMENT ( Cost - $1,165,311)

	TOTAL INVESTMENTS ( Cost - $24,045,244) (a) - 98.65%	$ 25,343,639
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.35%	346,252
	NET ASSETS - 100%	$ 25,689,891

LP - Limited Partnership.
PLC - Public Liability Company.
* The rate shown represents the rate at March 31, 2013 and is subject to change daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $24,143,399 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,348,521
	Unrealized depreciation:	(148,281)
	Net unrealized appreciation:	$ 1,200,240

	America First Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value
	COMMON STOCK - 79.32%
	AGRICULTURE - 4.36%
5,208	Alliance One International, Inc. *	$ 20,259
626	Archer-Daniels-Midland Co.	21,115
3,892	British American Tobacco PLC - ADR	416,639
273	Bunge Ltd.	20,156
8,384	Universal Corp.	469,839
		948,008
	BANKS - 3.54%
23,356	Cardinal Financial Corp.	424,612
8,566	Texas Capital Banchshares, Inc. *	346,495
		771,107
	BEVERAGES - 2.29%
2,105	Cott Corp.	21,303
9,765	Molson Coors Brewing Co.	477,801
		499,104
	BIOTECHNOLOGY - 6.07%
4,557	Amgen, Inc.	467,138
162	Bio-Rad Laboratories, Inc. *	20,412
53,497	PDL BioPharma, Inc.	391,063
7,287	United Therapeutics Corp. *	443,560
		1,322,173
	CHEMICALS - 3.49%
1,983	CF Industries Holding, Inc.	377,504
9,716	Potash Corp of Saskatchewan, Inc.	381,353
		758,857
	DIVERSIFIED FINANCIAL SERVICES - 7.77%
68,860	Ashmore Group PLC	365,709
10,275	Discover Financial Services	460,731
26,410	Medley Capital Corp.	418,598
2,633	Visa, Inc.	447,189
		1,692,227
	ENTERTAINMENT - 1.87%
9,470	Marriott Vacations Worldwide Corp. *	406,358

	FOOD - 4.70%
762	Fresh Del Monte Produce, Inc.	20,559
613	Hillshire Brands Co.	21,547
6,192	Ingredion, Inc.	447,805
16,683	Mondelez International, Inc.	510,667
863	Tyson Foods, Inc.	21,420
		1,021,998
	America First Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Shares		Value
	FOREST PRODUCTS & PAPER - 2.44%
22,713	PH Glatfelter Co.	$ 531,030

	HEALTHCARE - PRODUCTS - 0.66%
1,597	AngioDynamics, Inc. *	18,254
641	CONMED Corp.	21,832
3,263	CryoLife, Inc.	19,610
1,366	Invacare Corp.	17,826
3,356	Medical Action Industries, Inc. *	20,136
1,521	Natus Medical, Inc. *	20,442
1,826	Palomar Medical Techonologies, Inc. *	24,633
		142,733
	HEALTHCARE - SERVICES - 1.90%
8,806	Coventry Health Care, Inc.	414,146

	INSURANCE - 4.24%
21,933	Admiral Group PLC	443,305
11,596	Arthur J Gallagher & Co.	479,031
		922,336
	INTERNET - 2.35%
9,736	TripAdvisor, Inc. *	511,335

	INVESTMENT COMPANIES - 1.82%
39,549	BlackRock Kelso Capital Corp.	395,490

	MINING - 4.20%
10,700	Barrick Gold Corp.	314,580
4,924	BHP Billiton Ltd. - ADR	336,949
27,860	Gold Fields Ltd - ADR	215,915
8,232	Sibanye Gold Ltd. - ADR *	46,511
		913,955
	PACKAGING & CONTAINERS - 2.24%
12,087	Bemis Co., Inc.	487,831

	PHARMACEUTICALS - 4.04%
8,343	AstraZeneca PLC - ADR	416,983
544	Forest Laboratories, Inc. *	20,693
14,504	Mylan, Inc. *	419,746
537	Teva Pharmaceutical Industries Ltd. - ADR	21,308
		878,730

	America First Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Shares		Value
	PRIVATE EQUITY - 2.21%
32,992	American Capital Ltd. *	$ 481,518

	REITS - 10.54%
15,436	Acadia Realty Trust	428,658
20,555	Invesco Mortgage Capital, Inc.	439,671
48,715	MFA Financial, Inc.	454,024
12,410	National Retail Properties, Inc.	448,870
46,977	Newcastle Investment Corp.	524,733
		2,295,956

	RETAIL - 8.59%
1,122	AutoZone, Inc. *	445,176
9,019	Dollar General Corp. *	456,181
12,177	GNC Holdings, Inc.	478,312
11,076	Nu Skin Enterprises, Inc.	489,559
		1,869,228

	TOTAL COMMON STOCK ( Cost - $16,182,151)	17,264,120

	CLOSED-END FUNDS - 4.43%
57,966	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	965,134
	TOTAL CLOSED-END FUNDS (Cost - $999,641)

	EXCHANGE TRADED FUNDS - 13.16%
10,342	iShares iBoxx $ High Yield Corporate Bond Fund	975,768
30,210	PowerShares Emerging Markets Sovereign Debt Portfolio	899,654
24,067	SPDR Barclays High Yield Bond ETF	989,394
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,911,651)	2,864,816

	TOTAL INVESTMENTS - ( Cost - $20,093,443) (a) - 96.91%	$ 21,094,070
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.09%	671,981
	NET ASSETS - 100%	$ 21,766,051

ADR - American Depositary Receipts.
PLC - Public Liability Company.
* Non-income producing security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,097,591 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,453,730
	Unrealized depreciation:	(457,251)
	Net unrealized appreciation:	$ 996,479

America First Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	COMMON STOCK - 46.60%
	AGRICULTURE - 2.81%
41,367	Archer-Daniels-Midland Co.	$ 1,395,309

	BEVERAGES - 5.48%
140,622	Cott Corp.	1,423,094
26,501	Molson Coors Brewing Co.	1,296,694
		2,719,788
	BIOTECHNOLOGY - 5.15%
8,809	Amgen, Inc.	903,011
108,125	PDL BioPharma, Inc.	790,394
14,191	United Therapeutics Corp. *	863,806
		2,557,211
	ENTERTAINMENT - 1.58%
18,189	Marriott Vacations WorldWide Corp. *	780,490

	HEALTHCARE - PRODUCTS/WARES - 14.59%
195,753	Boston Scientific Corp. *	1,528,831
36,301	Hospira, Inc. *	1,191,762
29,089	Integra LifeSciences Holdings Corp *	1,134,762
70,051	Invacare Corp.	914,166
411,995	Medical Action Industries, Inc. *	2,471,970
		7,241,491
	HEALTHCARE - SERVICES - 1.60%
16,924	Coventry Health Care, Inc.	795,936

	INSURANCE - 1.71%
21,832	American International Group, Inc. *	847,518

	INTERNET - 1.91%
18,007	TripAdvisor, Inc. *	945,728

	PHARMACEUTICALS - 6.51%
32,150	Forest Laboratories, Inc. *	1,222,986
27,588	Mylan, Inc. *	798,396
30,425	Teva Prarmaceutical Industries Ltd. - ADR	1,207,264
		3,228,646
	RETAIL - 5.26%
2,139	AutoZone, Inc. *	848,691
17,186	Dollar General Corp. *	869,268
22,747	GNC Holdings, Inc.	893,502
		2,611,461

	TOTAL COMMON STOCK ( Cost - $20,401,175)	23,123,578

	EXCHANGE-TRADED FUNDS - 3.63%
60,409	PowerShares Emerging Markets Sovereign Debt Portfolio	1,798,980
	TOTAL EXCHANGE-TRADED FUNDS ( Cost - $1,898,332)
America First Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013

Principal	CORPORATE BONDS - 22.30%	Value
	AUTO MANUFACTURERS - 2.19%
$975,000	Chrysler Group LLC, 8.25%, 6/15/2021	$ 1,088,344

	AUTO PARTS & EQUIPMENT - 1.69%
975,000	Exide Technologies, 8.625%, 2/1/2018	837,281

	BANKS - 0.04%
20,000	Banco Hipotecario SA, 9.75%, 4/27/2016	18,325

	BUILDING MATERIALS - 2.14%
975,000	Ply Gem Industries, Inc., 8.25%, 2/15/2018	1,065,188

	ELECTRIC - 2.31%
975,000	GenOn Energy, Inc., 9.50%, 10/15/2018	1,149,281

	INSURANCE - 1.80%
975,000	Genworth Financial, Inc., 6.15%, 11/15/2066	892,125

	OIL & GAS - 3.94%
975,000	EXCO Resources, Inc., 7.50%, 9/15/2018	922,594
975,000	Penn Virginia Corp., 10.375%, 6/15/2016	1,033,500
		1,956,094
	SOFTWARE - 2.13%
975,000	First Data Corp., 12.625%, 1/15/2021	1,056,656

	STORAGE/WAREHOUSING - 2.05%
975,000	Niska Gas Storage US LLC, 8.875%, 3/15/2018	1,016,437

	TELECOMMUNICATIONS - 4.01%
975,000	Avaya, Inc., 10.125%, 11/1/2015	975,000
975,000	Cincinnati Bell, Inc., 8.375%, 10/15/2020	1,014,000
		1,989,000

	TOTAL CORPORATE BONDS ( Cost - $10,997,113)	11,068,731

Shares	PREFERRED STOCK - 20.71%
	BANKS - 10.96%
43,309	Ally Financial, Inc., 8.50%	1,159,815
34,893	Bank of America Corp., 8.625%	889,772
2,624	Bank of America Corp., 7.25%	67,725
2,399	DB Contingent Capital Trust III, 7.60%	66,332
33,272	DB Contingent Capital Trust V, 8.05%	944,925
42,689	GMAC Capital Trust I, 8.125%	1,161,141
42,109	Santander Finance Preferred S.A. Unipersonal, 10.50%, Series 10	1,147,887
		5,437,597
America First Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares		Value
	INSURANCE - 9.75%
45,108	Aegon NV, 6.375%	$ 1,189,949
54,775	Hartford Financial Services Group, Inc., 7.25%	1,300,906
39,588	Hartford Financial Services Group, Inc., 7.875%	1,191,599
44,420	ING Groep NV, 8.50%	1,157,141
		4,839,595

	TOTAL PREFERRED STOCK ( Cost - $9,886,627)	10,277,192

	CLOSED -END FUNDS - 3.77%
112,325	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,870,211
	TOTAL-CLOSD ENDED FUNDS ( Cost - $1,939,796)

	SHORT TERM INVESTMENT - 2.24%
	MONEY MARKET FUND - 2.24%
1,113,589	Dreyfus Cash Management - Institutional Shares, 0.05% **	1,113,589
	TOTAL SHORT TERM INVESTMENT ( Cost - $1,113,589)

	TOTAL INVESTMENTS ( Cost - $46,236,632) (a) - 99.25%	$ 49,252,281
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.75%	372,344
	NET ASSETS - 100%	$ 49,624,625

* Non-income producing security.
** The rate shown represents the rate at March 31, 2013 and is subject to change daily.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $46,240,887 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,610,687
	Unrealized depreciation:	(599,293)
	Net unrealized appreciation:	$ 3,011,394

AmericaFirst Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 19,196,446	$ -	$ -	$ 19,196,446
Short Term Investment	2,345,686	-	-	2,345,686
Total	$ 21,542,132	$ -	$ -	$ 21,542,132

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock Sold Short*	$ 3,595,879	$ -	$ -	$ 3,595,879
Total	$ 3,595,879	$ -	$ -	$ 3,595,879

AmericaFirst Income Trends Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 10,904,386	$ -	$ -	$ 10,904,386
Corporate Bonds	-	8,783,657		$ 8,783,657
Preferred Stock	4,466,905	-	-	$ 4,466,905
Exchange Traded Funds	23,380	-	-	$ 23,380
Short Term Investment	1,165,311	-	-	$ 1,165,311
Total	$ 16,559,982	$ 8,783,657	$ -	$ 25,343,639

AmericaFirst Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 17,264,120	-	-	$ 17,264,120
Closed-End Funds	$ 965,134	-	-	$ 965,134
Exchange Traded Funds	$ 2,864,816	-	-	$ 2,864,816
Total	$ 21,094,070	$ -	$ -	$ 21,094,070

AmericaFirst Quantitative Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 23,123,578	$ -	$ -	$ 23,123,578
Exchange-Traded Funds	1,798,980	-	-	$ 1,798,980
Corporate Bonds	-	11,068,731	-	$ 11,068,731
Preferred Stock	10,277,192	-	-	$ 10,277,192
Closed-End Funds	1,870,211	-	-	$ 1,870,211
Short Term Investment	1,113,589	-	-	$ 1,113,589
Total	$ 38,183,550	$ 11,068,731	$ -	$ 49,252,281

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classification.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/30/13

By (Signature and Title)

*/s/ James Colantino

       James Colantino, Treasurer

Date

5/30/13